Social Security and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Social Security and Other Taxes
Social Security and Other Taxes

	December 31,	December 31,
	2017	2016
	(€ in thousands)
Value added tax	396	395
Wage tax	—	—
	396	395